Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 20.10	$ 19.75
Assumptions:
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.39%	1.58%
Expected life	5 years	5 years